Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified																																									12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pacific Gas And Electric Company [Member]	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Dec. 31, 2012 Utility [Member]	Dec. 31, 2011 Utility [Member]	Dec. 31, 2012 Senior Notes, 5.75%, Due 2014 [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2011 Senior Notes, 5.75%, Due 2014 [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2012 Senior Notes, 6.25% Due 2013 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.25% Due 2013 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.80% Due 2014 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.80% Due 2014 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.625% Due 2017 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 5.625% Due 2017 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 8.25% Due 2018 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 8.25% Due 2018 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.50% Due 2020 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 3.50% Due 2020 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.25% Due 2021[Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.25% Due 2021[Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2021 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 3.25% Due 2021 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 2.45% Due 2022 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 2.45% Due 2022 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.05% Due 2034 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.05% Due 2034 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.80% Due 2037 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 5.80% Due 2037 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.35% Due 2038 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.35% Due 2038 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 6.25% Due 2039 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.25% Due 2039 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 5.40% Due 2040 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 5.40% Due 2040 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.50% Due 2041 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.50% Due 2041 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 4.45% Due 2042 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.45% Due 2042 [Member] Utility [Member]	Dec. 31, 2012 Senior Notes, 3.75% Due 2042 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 3.75% Due 2042 [Member] Utility [Member]	Dec. 31, 2012 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member]	Dec. 31, 2012 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member] Utility [Member]		Dec. 31, 2011 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member] Utility [Member]		Dec. 31, 2012 Pollution Control Bonds, Series 2004 A-D, 4.75%, Due 2023 [Member] Utility [Member]		Dec. 31, 2011 Pollution Control Bonds, Series 2004 A-D, 4.75%, Due 2023 [Member] Utility [Member]		Dec. 31, 2012 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member]	Dec. 31, 2012 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member] Utility [Member]		Dec. 31, 2011 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member] Utility [Member]		Dec. 31, 2012 Pollution Control Bonds, Series 2010 E, 2.25%, Due 2026 (6) [Member] Utility [Member]		Dec. 31, 2011 Pollution Control Bonds, Series 2010 E, 2.25%, Due 2026 (6) [Member] Utility [Member]
Debt [Line Items]
Senior notes			$ 350	$ 349			$ 350	$ 350	$ 400	$ 400	$ 1,000	$ 1,000	$ 700	$ 700	$ 800	$ 800	$ 800	$ 800	$ 300	$ 300	$ 250	$ 250	$ 400	$ 0	$ 3,000	$ 3,000	$ 950	$ 950	$ 400	$ 400	$ 550	$ 550	$ 800	$ 800	$ 250	$ 250	$ 400	$ 0	$ 350	$ 0
Unamortized discount			0	(1)
Less: current portion					(400)	0
Unamortized discount, net of premium					(51)	(51)
Total senior notes, net of current portion					10,899	10,149
Pollution control bonds																																										614	[1],[2]	614	[1],[2]	345	[3]	345	[3]		309	[4],[5]	309	[4],[5]	0	[6]	50	[6]
Less: current portion					0	(50)
Total pollution control bonds					1,268	1,268
Total long-term debt, net of current portion	$ 12,517	$ 11,766	$ 12,167	$ 11,417	$ 12,517	$ 11,766
Interest rate on bonds, minimum																																									0.10%									0.05%
Interest rate on bonds, maximum																																									0.14%									0.11%

[1]	At December 31, 2012, interest rates on these bonds and the related loans ranged from 0.10% to 0.14%.
[2]	Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
[3]	The Utility has obtained credit support from an insurance company for these bonds.
[4]	At December 31, 2012, interest rates on these bonds and the related loans ranged from 0.05% to 0.11%.
[5]	Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.
[6]	These bonds bore interest at 2.25% per year through April 1, 2012; and were subject to mandatory tender on April 2, 2012. The Utility repurchsaed these bonds on April 2, 2012 and continues to hold them.